Commitments	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments
13.	COMMITMENTS

Operating lease

The Company leases office and restaurant premises under non-cancelable operating lease agreements, with an option to renew the leases. See Note 7 for additional information on future lease payment commitments.

Legal proceedings

A contract dispute exists between the Company and Lei Shi. On January 7, 2020, we applied to the Shenzhen Baoan District People’s Court for the property preservation of Lei Shi’s property for a value of RMB 1,200,000 (approximately, $172,804), and an insurance policy provided by Tian’an Property Insurance Co., Ltd. Shenzhen Branch as a guarantee. According to the Civil Judgement issued by the Shenzhen Baoan District People’s Court on April 24, 2020, Lei Shi was ordered to return RMB 1,000,000 (approximately, $141,217) and pay the liquidated damages of RMB 200,000 (approximately, $28,243). As of the date of this annual report, the case has entered the execution stage . The court garnished Lei Shi’s bank account and restricted the movement of funds.